Note 19 - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
December 31, 2016	$224
December 31, 2017	224
December 31, 2018	400
December 31, 2019	406
December 31, 2020	412
Thereafter	408
$2,074